STATEMENT OF CASH FLOWS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Information [Line Items]
DIP junior offset			$ 708,975
Gains resulting from the settlement of Chapter 11 claims	$ 0	$ 0	2,550,306
Gains resulting from the settlement of Chapter 11 claims	0	0	420,436
Extinguishment of debt under Chapter 11	297,161	0	2,673,256
Financial claims	0	0	491,326
Decrease with effect in property, plant and equipment			354,249
Decrease related to the compensation of the debt with the effect of increasing capital			381,018
Decrease due to conversion of debt			1,443,066
Decrease due to other minor effects			3,596
Payments of leased maintenance	$ 246,429	294,549	149,142
Convertible Notes G, H, I
Supplemental Cash Flow Information [Line Items]
Convertible notes at the date of issue		$ 14,401	3,610,470
Convertible Notes H
Supplemental Cash Flow Information [Line Items]
DIP junior offset			327,957
Convertible Notes I
Supplemental Cash Flow Information [Line Items]
DIP junior offset			$ 381,018